Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
The following table provides a summary of compensation actually paid, as defined by the SEC (CAP), to the principal executive officer (PEO), the average CAP for the other non-PEO named executive officers (Other NEOs), total shareholder return (TSR), net income and the Company-selected financial measure (CSM) of operating income for 2022, 2021 and 2020.
Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a)	Average Summary Compensation Table Total for Non-PEO NEOs (a)	Average Compensation Actually Paid to Non-PEO NEOs (a)	Value of Initial Fixed $100 Investment Based On:		Net Income (c) In Millions	CSM: Operating Income (c) In Millions
					Company TSR	Peer Group TSR (b)
2022	$14,326,072	$ 5,546,491	$2,690,886	$2,533,173	$122	$128	$6,998	$9,917
2021	$14,523,819	$ 23,246,960	$3,188,100	$ 4,326,065	$145	$155	$6,523	$9,338
2020	$16,632,099	$ 14,075,218	$4,297,722	$ 5,491,165	$118	$117	$5,349	$7,834
(a)
Our CEO Mr. Fritz served as our principal executive officer (PEO) for each year reported. The Other NEOs represent the following individuals for each of the years shown: Ms. Hamann, Ms. Whited, Mr. Rocker and Mr. Gehringer for 2022 and 2021; and Vincenzo J. Vena, our former Chief Operating Officer, Ms. Hamann, Ms. Whited and Mr. Rocker for 2020.

(b)	The peer group index is the Dow Jones Transportation Index, which is included in Item 5 of the Company’s Form 10-K for the year ended December 31, 2022.
(c)
Net income and operating income for 2022 reflect a $92 million one-time charge for the labor agreements reached with our labor unions. Net income and operating income for 2020 reflect a $278 million non-cash impairment charge related to our Brazos yard investment.

(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2022	$14,326,072	($12,000,163)	$ 2,504,547	($ 0)	$716,035	$ 5,546,491
2021	$14,523,819	($10,500,166)	$18,510,398	($47,311)	$760,220	$ 23,246,960
2020	$16,632,099	($10,500,105)	$ 10,583,878	($ 3,269,470)	$628,816	$ 14,075,218
Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Average Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,690,886	($1,812,770)	$594,285	($0)	$1,060,772	$2,533,173
2021	$3,188,100	($1,475,163)	$2,409,395	($367,668)	$571,401	$ 4,326,065
2020	$4,297,722	($ 2,087,623)	$4,094,333	($1,064,470)	$251,203	$ 5,491,165
(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the table below.
Fair Value of Equity Awards	PEO Equity Award Adjustments			Non-PEO NEOs Equity Award Adjustments
	2020	2021	2022	2020	2021	2022
As of year-end for awards granted during the year	$11,615,105	$ 12,578,359	$ 8,228,329	$ 2,576,000	$ 1,767,115	$ 1,242,989
As of vest date for awards granted during the year	$0	$ 0	$ 0	$ 1,372,918	$ 0	$ 0
Increase (decrease) from prior FYE for awards that vested during the year	$4,891	($1,151,373)	($ 1,183,911)	($1,750)	($83,871)	($ 116,387)
Year-over-year increase (decrease) of unvested awards granted in prior years	($1,036,118)	$7,083,412	($ 4,539,871)	$ 147,165	$ 726,151	($ 532,317)
Total Equity Award Adjustments	$ 10,583,878	$18,510,398	$ 2,504,547	$ 4,094,333	$ 2,409,395	$594,285
(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]
(a)
Our CEO Mr. Fritz served as our principal executive officer (PEO) for each year reported. The Other NEOs represent the following individuals for each of the years shown: Ms. Hamann, Ms. Whited, Mr. Rocker and Mr. Gehringer for 2022 and 2021; and Vincenzo J. Vena, our former Chief Operating Officer, Ms. Hamann, Ms. Whited and Mr. Rocker for 2020.

Peer Group Issuers, Footnote [Text Block]
(b)	The peer group index is the Dow Jones Transportation Index, which is included in Item 5 of the Company’s Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 14,326,072	$ 14,523,819	$ 16,632,099
PEO Actually Paid Compensation Amount	$ 5,546,491	23,246,960	14,075,218
Adjustment To PEO Compensation, Footnote [Text Block]
(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2022	$14,326,072	($12,000,163)	$ 2,504,547	($ 0)	$716,035	$ 5,546,491
2021	$14,523,819	($10,500,166)	$18,510,398	($47,311)	$760,220	$ 23,246,960
2020	$16,632,099	($10,500,105)	$ 10,583,878	($ 3,269,470)	$628,816	$ 14,075,218
(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the table below.
Fair Value of Equity Awards	PEO Equity Award Adjustments			Non-PEO NEOs Equity Award Adjustments
	2020	2021	2022	2020	2021	2022
As of year-end for awards granted during the year	$11,615,105	$ 12,578,359	$ 8,228,329	$ 2,576,000	$ 1,767,115	$ 1,242,989
As of vest date for awards granted during the year	$0	$ 0	$ 0	$ 1,372,918	$ 0	$ 0
Increase (decrease) from prior FYE for awards that vested during the year	$4,891	($1,151,373)	($ 1,183,911)	($1,750)	($83,871)	($ 116,387)
Year-over-year increase (decrease) of unvested awards granted in prior years	($1,036,118)	$7,083,412	($ 4,539,871)	$ 147,165	$ 726,151	($ 532,317)
Total Equity Award Adjustments	$ 10,583,878	$18,510,398	$ 2,504,547	$ 4,094,333	$ 2,409,395	$594,285
(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Non-PEO NEO Average Total Compensation Amount	$ 2,690,886	3,188,100	4,297,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,533,173	4,326,065	5,491,165
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT):

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Average Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,690,886	($1,812,770)	$594,285	($0)	$1,060,772	$2,533,173
2021	$3,188,100	($1,475,163)	$2,409,395	($367,668)	$571,401	$ 4,326,065
2020	$4,297,722	($ 2,087,623)	$4,094,333	($1,064,470)	$251,203	$ 5,491,165
(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the table below.
Fair Value of Equity Awards	PEO Equity Award Adjustments			Non-PEO NEOs Equity Award Adjustments
	2020	2021	2022	2020	2021	2022
As of year-end for awards granted during the year	$11,615,105	$ 12,578,359	$ 8,228,329	$ 2,576,000	$ 1,767,115	$ 1,242,989
As of vest date for awards granted during the year	$0	$ 0	$ 0	$ 1,372,918	$ 0	$ 0
Increase (decrease) from prior FYE for awards that vested during the year	$4,891	($1,151,373)	($ 1,183,911)	($1,750)	($83,871)	($ 116,387)
Year-over-year increase (decrease) of unvested awards granted in prior years	($1,036,118)	$7,083,412	($ 4,539,871)	$ 147,165	$ 726,151	($ 532,317)
Total Equity Award Adjustments	$ 10,583,878	$18,510,398	$ 2,504,547	$ 4,094,333	$ 2,409,395	$594,285
(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP versus TSR
As shown in the chart below, the PEO’s CAP and Other NEOs’ Average CAP amounts are directionally aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, the value of which moves in line with our TSR, in addition to the Company’s financial performance. The Other NEOs’ Average CAP in 2020 also reflects the compensation of a more senior executive who ceased to serve as one of the Other NEOs in 2021.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income
The Company’s net income increased in 2021 and 2022 while the PEO and Other NEOs’ CAP has varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.
CAP versus Operating Income - Company-Selected Measure (CSM)

Operating income and operating ratio (of which operating income is a component) are equally weighted financial measures used in our annual incentive plan, as described in our CD&A. In addition, performance stock units awarded to our NEOs are earned based one-third (1/3) on operating income growth (OIG). The Company’s operating income has steadily increased year-over-year, although its impact on the PEO’s and Other NEO’s CAP has been muted or offset by other performance measures and by changes in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Net Income
The Company’s net income increased in 2021 and 2022 while the PEO and Other NEOs’ CAP has varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.
CAP versus Operating Income - Company-Selected Measure (CSM)

Operating income and operating ratio (of which operating income is a component) are equally weighted financial measures used in our annual incentive plan, as described in our CD&A. In addition, performance stock units awarded to our NEOs are earned based one-third (1/3) on operating income growth (OIG). The Company’s operating income has steadily increased year-over-year, although its impact on the PEO’s and Other NEO’s CAP has been muted or offset by other performance measures and by changes in the Company’s stock price.

Total Shareholder Return Vs Peer Group [Text Block]
TSR: Company versus Peer Group
The following chart presents the cumulative total shareholder return, assuming reinvestment of dividends, over the three-year period for the Company (UNP) and the Dow Jones Transportation Index (DJ Trans). As the table demonstrates, the Company’s 3-year cumulative TSR is generally aligned with our peer group index.

Tabular List [Table Text Block]
Most Important Measures to Determine 2022 CAP
Below lists the most important financial metrics used to link 2022 CAP to Company performance. Operating income, operating ratio and return on invested capital are further described in our CD&A within the sections titled “2022 Annual Incentive Plan” and “Long-Term Equity Incentive Compensation.”
•	Operating Income
•	Operating Ratio
•	Return on Invested Capital

Total Shareholder Return Amount	$ 122	145	118
Peer Group Total Shareholder Return Amount	128	155	117
Net Income (Loss)	$ 6,998,000,000	$ 6,523,000,000	$ 5,349,000,000
Company Selected Measure Amount	9,917,000,000	9,338,000,000	7,834,000,000
PEO Name	Mr. Fritz	Mr. Fritz	Mr. Fritz
Charges for labor agreements	$ 92,000,000
Non-cash impairment charge			$ 278,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,000,163)	$ (10,500,166)	(10,500,105)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,504,547	18,510,398	10,583,878
PEO [Member] | As of Year-end for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,228,329	12,578,359	11,615,105
PEO [Member] | As of Vest Date for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase (Decrease) from Prior FYE for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,183,911)	(1,151,373)	4,891
PEO [Member] | Year-Over-Year Increase (Decrease) of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,539,871)	7,083,412	(1,036,118)
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(47,311)	(3,269,470)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	716,035	760,220	628,816
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,812,770)	(1,475,163)	(2,087,623)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	594,285	2,409,395	4,094,333
Non-PEO NEO [Member] | As of Year-end for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,242,989	1,767,115	2,576,000
Non-PEO NEO [Member] | As of Vest Date for Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,372,918
Non-PEO NEO [Member] | Increase (Decrease) from Prior FYE for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,387)	(83,871)	(1,750)
Non-PEO NEO [Member] | Year-Over-Year Increase (Decrease) of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(532,317)	726,151	147,165
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(367,668)	(1,064,470)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,060,772	$ 571,401	$ 251,203